Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation
Schedule of reconciliation of the effective tax rate

	2025	2024	2023
Profit before income tax	74,696	30,043	49,994
Tax calculated at the applicable tax rate	(9,337)	(3,755)	(6,235)
Effect of different tax rates in other countries	(6)	(218)	(226)
Tax effect of expenses not deductible for tax purposes and non-taxable income	(501)	(3,060)	(1,372)
Tax effect of deductions under special tax regimes	7,413	4,624	5,472
Tax effect of tax losses brought forward	1,014	350	620
Tax effect of not recognised deferred tax asset regarding the loss carryforward	(1,010)	(350)	(620)
Overseas tax in excess of credit claim used during the period	(2,953)	(2,115)	(1,515)
Underprovision of tax liability	(7)	—	(20)
Tax credits used	22	15	21
Special contribution for the defence fund	—	—	(4)
Income tax expense	(5,365)	(4,509)	(3,879)